Related Parties Balances and Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Party Transactions [Abstract]
Consulting services	[1]	$ 113	$ 120
CFO fee	[2]	72	75
CTO fee		105	115
Directors’ fee		17	36
Shares based compensation	[3]	2,090
Total related party transactions		$ 2,397	$ 346

[1]	Including salary expenses to Company’s CEO and Chief Financial Officer. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.
[2]	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.
[3]	Including share based compensation expenses of $250 to Company’s CEO, $1,000 to Company’s Chief Financial Officer, $500 to Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 6d and 7k.